Business Combinations (Details) - Acquisition of Nami Cayman [Member] ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	May 31, 2020 CNY (¥) shares
Business Combinations (Details) [Line Items]
Ownership interest, percentage	100.00%			100.00%
Purchase price	$ 7.0			¥ 50.0
Revenue		$ 16.2	¥ 114.3
Net income		$ 3.0	¥ 20.6
Class A Common Stock [Member]
Business Combinations (Details) [Line Items]
Shares issued for purchase consideration (in Shares) | shares	1,562,726			1,562,726
Weighted average closing shares value | $	$ 18.3